Income Taxes (Details) - Schedule of net deferred tax assets	Dec. 31, 2022 USD ($)
Schedule of Net Deferred Tax Assets [Abstract]
Net operating loss carryforward
Startup/Organization Expenses	112,138
Unrealized gain on investments held in trust account	(78,955)
Total deferred tax asset	33,183
Valuation allowance	(112,138)
Deferred tax asset (liability), net of allowance	$ (78,955)